Taxes	6 Months Ended
Jun. 30, 2023
Taxes
Taxes

19Taxes

19.1Components of provision for income taxes

The below table summarizes the income tax benefits and corporate tax expenses incurred by the group:

	(Unaudited) For the six-month
	period ended 30 June
	2023	2022
	USD	USD

Income tax benefit	—	672,857
Corporate tax expense	—	—
	—	672,857

19.2Deferred tax asset

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes at the enacted rates. The significant components of the Group’s deferred tax assets as of the six-month period ended 30 June 2023 indicated below were as follows:

	(Unaudited) For
	the six-month	(Audited) For the
	period ended 30	year ended 31
	June 2023	December 2022
	USD	USD

Deferred tax asset movement:
Opening balance	18,708,988	14,631,743
Income tax benefit	—	3,225,251
Deferred tax credits acquired through business combinations	—	4,104,774
Foreign currency adjustments	(4,839,149)	(3,252,780)
Transfers to assets held for sale	(4,461,190)	—
Closing balance	9,408,649	18,708,988